Total
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
INVESTMENT OBJECTIVE
The Fund seeks a high level of income consistent with capital preservation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund Class I
Management Fees	none
Distribution and Service (Rule 12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.12%
Expense Reimbursement	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	none	[1]
[1]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.00% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund | Class I | USD ($)	none	26	56	142

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund seeks to track the investment returns of its benchmark index, the Bloomberg U.S. Long Treasury Bond Index*.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are held in its benchmark index and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), invests the remainder of the Fund’s assets in other securities backed by the full faith and credit of the U.S. Government and in shares of a T. Rowe Price internal money fund or short-term bond fund that invests exclusively in securities backed by the full faith and credit of the U.S. Government. Securities backed by the full faith and credit of the U.S. Government include, without limitation, securities issued by Government

*
“Bloomberg®” and Bloomberg U.S. Long Treasury Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by MassMutual. Bloomberg is not affiliated with MassMutual, and Bloomberg does not approve, endorse, review, or recommend the Fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the Fund.

National Mortgage Association and other government agencies and certain corporate debt securities guaranteed by U.S. Government agencies.
The dollar-weighted average maturity of the Fund’s portfolio will normally exceed 10 years, and it will vary consistent with the dollar-weighted average maturity of the benchmark index.
The Bloomberg U.S. Long Treasury Bond Index is an index consisting of U.S. dollar-denominated, fixed rate nominal debt issued by the U.S. Treasury with maturities of 10 years or more. The Fund does not attempt to fully replicate the index by holding each of the bonds represented in the index. Instead, the Fund seeks to track the returns of the index and more efficiently replicate the key risk factors of the index (such as maturity, duration, and credit quality) by attempting to capitalize on market inefficiencies through structural portfolio positioning and via small tactical bets on inflation, duration, and yield curve positioning.
U.S. Treasury securities in which the Fund may invest include Treasury bills, notes, and bonds (which includes Treasury STRIPS), as well as Treasury inflation protected securities. The Fund buys and sells U.S. Treasury futures, which are futures contracts on U.S. Treasury bonds or notes, and options on such instruments, to gain efficient exposure to U.S. Treasury security prices, help realign the portfolio with the benchmark index, adjust its sensitivity to interest rate changes, and/or manage cash flows into and out of the Fund. Interest rate futures are also used to manage the Fund’s exposure to interest rate changes or to adjust portfolio duration. Use of derivatives by the Fund may create investment leverage.
The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis.
The Fund may sell securities to better align its portfolio with the characteristics of the Bloomberg U.S. Long Treasury Bond Index and will generally seek to sell securities that have been removed from the index within a reasonable timeframe taking into consideration market conditions.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. The Fund’s name and investment strategy changed on October 5, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Class I Shares

Highest Quarter:	1Q ’20,	20.98%	Lowest Quarter:	1Q ’21,	–13.70%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	1.65%	(1.84%)	(0.84%)	Feb. 09, 2018
After Taxes on Distributions | Class I	0.28%	(5.07%)	(3.74%)
After Taxes on Distributions and Sale of Fund Shares | Class I	0.95%	(1.58%)	(0.85%)
Bloomberg U.S. Long Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)	3.06%	(1.24%)	(0.26%)	Feb. 09, 2018